QUARTERLY FINANCIAL DATA - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Boa Vista Servicos S.A.	Jun. 30, 2011 Boa Vista Servicos S.A.	May 31, 2011 Boa Vista Servicos S.A.	Mar. 31, 2011 Boa Vista Servicos S.A.
Quarterly Financial Information [Line Items]
Percentage of interest acquired in Boa Vista Servicos S.A. ("BVS")						15.00%	15.00%	15.00%
Defined Benefit Plan Increase To The Service Benefit					9.00%
Benefits paid	$ 62.6 [1]	$ 62.6
Pension settlement charge	38.7	38.7	0	0
Percentage of Employees Received Lumb Sum Payment	64.00%
Proceeds received from divestiture subsequent to Year End		$ 47.5

[1]	The sum of the quarterly EPS does not equal the annual EPS due to changes in the weighted-average shares between periods.